--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200

================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 1999 through February 29, 2000.


The Fund had net assets of $92,057,825 and 1,131 active shareholders as of February 29, 2000.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,






\s\Steven W. Duff

Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Tax Exempt Investments (11.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,535,000   Florida Housing Finance Corporation Homeowners Mortgage           03/31/00     3.07%  $  2,535,084    VMIG-1    A1+
  1,000,000   Orange County, FL HFA - Series 1999A-3                            06/01/00     3.40      1,000,000     MIG-1
  2,500,000   School District of Miami-Dade, FL RAN                             11/15/00     3.71      2,503,907     MIG-1
  5,000,000   Time Warrents of Huntington County (b)
              (Huntington County Community School)                              12/29/00     4.40      5,001,961
-----------                                                                                         ------------
 11,035,000   Total Other Tax Exempt Investments                                                      11,040,952
-----------                                                                                         ------------
Other Variable Rate Demand Instruments (c) (63.49%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC NationsBank                                                   11/01/22      4.00% $  1,000,000              A1+
  1,655,000   Brevard County, FL (Holy Trinity Episcopal) (b)
              LOC First Union National Bank                                     09/01/19      3.90     1,655,000
  2,350,000   City of Gainsville, FL IDRB (Heat - Pipe Technology, Inc. Project)
              LOC Amsouth Bank                                                  05/01/18      4.05     2,350,000     Aa3
    500,000   City of Tampa, FL Occupation License Tax Boards - Series 1996A
              Insured By FGIC                                                   10/01/18      3.87       500,000    VMIG-1    A1+
  4,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04      3.90     4,115,000              A1+
  1,180,000   Florida Development Finance Corporation
              (Intrepid Powerboats, Inc.) (b)
              LOC Sun Trust Bank                                                06/01/23      4.10     1,180,000
    900,000   Florida HFA (Caribbean Key) - Series F
              LOC Federal National Mortgage Association                         06/01/26      3.90       900,000    VMIG-1
  2,000,000   Florida HFA (Buena Vista Project)
              Collateralized by Federal Home Loan Mortgage Corp.                11/01/07      3.87     2,000,000              A1+
  1,000,000   Florida HFA (Heron Park Project) - Series V
              LOC NationsBank                                                   12/01/29      3.95     1,000,000    VMIG-1
  1,345,000   Florida HFA (Multifamily) - Series E
              LOC Comerica Bank                                                 04/01/26      4.00     1,345,000              A1
  1,000,000   Florida HFA (Tiffany Club Project)
              LOC NationsBank                                                   09/01/26      3.90     1,000,000    VMIG-1
    325,000   Gulf Breeze, FL RB - Series 1985B
              Insured By FGIC                                                   12/01/15      3.85       325,000    VMIG-1    A1+
    720,000   Gulf Breeze, FL RB - Series 1985C
              Insured By FGIC                                                   12/01/15      3.85       720,000    VMIG-1    A1+
  2,100,000   Hillsborough County, FL (Citrus Park Community Development)
              LOC Dresdner Bank                                                 11/01/16      3.87     2,100,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Hillsborough County, FL (IMC Fertilizer Inc. Project)
              LOC Rabobank Nederland                                            02/01/04     3.90%  $  2,100,000      P1
    360,000   Hillsborough County, FL (ADP Inc. Project) (b)                    02/01/01     4.10        360,000
    850,000   Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                         01/01/11     3.75        850,000      P1
  1,200,000   Jackson County, FL (Chevron USA Inc. Project)                     12/15/24     3.95      1,200,000      P1
  2,300,000   Jacksonville, FL HFA (River Garden Project)
              LOC First Union National Bank                                     02/01/18     3.85      2,300,000              A1
  3,200,000   Madison County, IL (Shell Wood River Refining Co)                 03/01/33     3.90      3,200,000    VMIG-1    A1+
  1,600,000   Marion County, FL IDA (b)
              (Hamilton Products, Incorporation Project) - Series 1995
              LOC Comerica Bank                                                 11/01/15     4.20      1,600,000
  1,900,000   Michigan Strategic Fund (Dow Chemical Co. Project)                12/01/29     4.00      1,900,000      P1      A1
  2,000,000   Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                         08/01/18     3.95      2,000,000              A1
  2,200,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank N.V.                                            12/01/20     3.90      2,200,000    VMIG-1
  2,950,000   Okeechobee County, FL Solid Waste
              (Chambers Waste System of Florida)
              LOC Morgan Guaranty Trust Company                                 03/01/06     4.00      2,950,000              A1+
    850,000   Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                         01/01/11     3.65        850,000      P1
  3,500,000   Pinellas County, FL HFA MFHB (Foxbrid)
              Collateralized by Federal National Mortgage Association           06/15/25     3.90      3,500,000              A1+
  5,000,000   Palm Beach County, FL IDRB (Northern Gallery of Art Project)
              LOC Northern Trust                                                05/01/25     3.75      5,000,000              A1+
  1,000,000   Pinellas County, FL Industry Council IDRB (b)
              (Genca Corporation Project)
              LOC PNC Bank, N.A.                                                11/01/09     4.05      1,000,000
    850,000   Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto-Dominion Bank                                         01/01/11     3.65        850,000      P1
  6,400,000   Stevenson Alabama Individual Development Board
              (Mead Corp Project) - Series A
              LOC Bank of Austria                                               02/01/34     3.90      6,400,000              A1+
-----------                                                                                         ------------
 58,450,000   Total Other Variable Rate Demand Instruments                                            58,450,000
-----------                                                                                         ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Put Bonds (d) (5.23%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Putnam County, FL Development Authority
              (Seminole Electric) - Series 1984 D
              LOC National Rural Utilities Cooperative Finance Corporation      03/15/00     3.60%  $  3,000,000    VMIG-1    A1+
  1,800,000   State of Florida, Department of Transportation Turnpike RB (b)
              Insured by AMBAC Indemnity                                        07/01/00     3.67      1,810,225
-----------                                                                                         ------------
  4,800,000   Total Put Bonds                                                                          4,810,225
-----------                                                                                         ------------
Tax Exempt Commercial Paper (18.52%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   City of Gainesville,FL Utilities - Series C                       03/03/00     3.85%  $  2,000,000      P1      A1+
  1,000,000   Florida Finance Commisiion (State Revolving Loan Fund Project)
              LOC First Union National Bank                                     03/14/00     3.65      1,000,000      P1
  2,500,000   Jacksonville, FL Electric Authority - Series A                    03/23/00     3.75      2,500,000      P1      A1+
  3,200,000   Palm Beach County, FL HFA
              Insured MBIA Insurance Corp.                                      04/03/00     3.90      3,200,000    VMIG-1    A1+
  2,150,000   Sarasota County Public Hospital District RB
              (Sarasota Memorial Hospital)
              LOC Sun Trust Bank                                                03/16/00     3.80      2,150,000    VMIG-1    A1+
  4,200,000   St. Lucie County, FL PCRB (Florida Power & Light)                 05/17/00     3.80      4,200,000    VMIG-1    A1+
  2,000,000   Sunshine State Government Finance Commission RB - Series 1986
              Insured By FGIC                                                   08/09/00     3.85      2,000,000              A1+
-----------                                                                                         ------------
 17,050,000   Total Tax Exempt Commercial Paper                                                       17,050,000
-----------                                                                                         ------------
              Total Investments (99.23%) (Cost $91,351,177+)                                          91,351,177
              Cash and Other Assets in Excess of Liabilities (0.77%)                                     706,648
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 92,057,825
                                                                                                    ============
              Net Assets Value, offering and redemption price per share:
              Class A Shares, 64,700,491 Shares Outstanding (Note 3)                                $       1.00
                                                                                                    ============
              Class B Shares, 27,357,580 Shares Outstanding (Note 3)                                $       1.00
                                                                                                    ============


              +   Aggregate cost for federal income tax purposes is identical.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     FGIC       =   Financial Guaranteed Insurance Company             MFHB     =   Multi-family Housing Board
     HFA        =   Housing Finance Authority                          PCRB     =   Pollution Control Revenue Bond
     IDA        =   Industrial Development Authority                   RB       =   Revenue Bond
     IDRB       =   Industrial Development Revenue Bond                RAN      =   Revenue Anticipation Note
     LOC        =   Letter of Credit















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2000
(UNAUDITED)
================================================================================





INVESTMENT INCOME
Income:
    Interest....................................................................$       1,469,081
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          163,175
    Administration fee..........................................................           85,667
    Shareholder servicing fee (Class A).........................................           67,190
    Custodian fee...............................................................            6,149
    Shareholder servicing and related shareholder expenses......................           36,181
    Legal, compliance and filing fees...........................................           24,720
    Audit and accounting........................................................           64,820
    Trustees' fees..............................................................            3,096
    Amortization of organization expenses.......................................              564
    Other.......................................................................            7,504
                                                                                -----------------
       Total expenses...........................................................          459,066
       Less:  Fees waived (Note 2)..............................................(         150,937)
              Expenses paid indirectly..........................................(           1,702)
                                                                                -----------------
       Net expenses.............................................................          306,427
                                                                                -----------------
Net investment income...........................................................        1,162,654

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................(             246)
                                                                                -----------------
Increase in net assets from operations..........................................$       1,162,408
                                                                                =================



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 29, 2000               Ended
                                                                           (Unaudited)             August 31, 1999
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income........................................    $        1,162,654        $         2,435,216

     Net realized gain (loss) on investments......................    (              246)                -0-
                                                                       -----------------         ------------------

Increase in net assets from operations............................             1,162,408                  2,435,216

Dividends to shareholders from:

     Net investment income:

     Class A......................................................    (          738,229)*      (         1,620,048)*
     Class B......................................................    (          424,425)*      (           815,168)*

     Net realized gain on investments:

     Class A......................................................    (         --      )       (             1,463)

     Class B......................................................    (         --      )       (               303)

Transactions in shares of beneficial interest (Note 3):

     Class A......................................................            15,837,529        (        70,890,088)

     Class B......................................................             2,909,614        (           601,324)
                                                                       -----------------         ------------------

         Total increase...........................................            18,746,897        (        71,493,178)

Net assets:
     Beginning of period..........................................            73,310,928                144,804,106
                                                                       -----------------         ------------------
     End of period................................................    $       92,057,825        $        73,310,928
                                                                       =================         ==================

     *   Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 29, 2000 the Manager voluntarily waived investment management fees and administration fees of $69,349 and $81,588, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $7,409 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Transactions in Shares of Beneficial Interest.

At February 29, 2000, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $92,058,071. Transactions, all at $1.00 per share, were as follows:

     Class A                                            Six Months Ended                      Year Ended
     -------                                            February 29, 2000                  August 31, 1999
                                                        -----------------                  ---------------
     Sold............................................        110,538,813                       155,272,178
     Issued on reinvestment of dividends.............            709,745                         1,502,955
     Redeemed........................................  (      95,411,029)                (     227,665,221)
                                                        ----------------                  ----------------
     Net increase (decrease).........................         15,837,529                 (      70,890,088)
                                                        ================                  ================

     Class B                                            Six Months Ended                      Year Ended
     -------                                            February 29, 2000                 August 31, 1999
                                                        -----------------                  ---------------
     Sold............................................        113,572,842                       193,141,234
     Issued on reinvestment of dividends.............            394,708                           776,131
     Redeemed........................................  (     111,057,936)                (     194,518,689)
                                                        ----------------                  ----------------
     Net increase (decrease).........................          2,909,614                 (         601,324
                                                        ================                  ================

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights.

                                                                              Year Ended August 31,
                                               Six Months Ended      -----------------------------------------      Period Ended
Class A                                        February 29, 2000       1999       1998       1997       1996      August 31, 1995**
-------                                        -----------------     --------   --------   --------   --------    -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $  1.00          $  1.00    $  1.00    $  1.00    $  1.00          $  1.00
                                                    --------         --------   --------   --------   --------         --------
Income from investment operations:
   Net investment income.........................      0.014            0.025      0.029      0.030      0.031            0.032
Less distributions:
   Dividends from net investment income..........   (  0.014)        (  0.025)  (  0.029)  (  0.030)  (  0.031)        (  0.032)
                                                     -------          -------    -------    -------    -------          -------
Net asset value, end of period...................   $  1.00          $  1.00    $  1.00    $  1.00    $  1.00          $  1.00
                                                    ========         ========   ========   ========   ========         ========
Total Return.....................................      2.77%*           2.50%      2.92%      3.08%      3.09%            3.60%*
Ratios/Supplemental Data
Net assets, end of period (000)..................   $ 64,700         $ 48,863   $119,754   $ 96,683   $ 36,758         $ 20,974
Ratios to average net assets:
Expenses (Net of waivers and reimbursements).....      0.85%*           0.78%      0.75%      0.57%      0.56%            0.40%*
Net investment income............................      2.74%*           2.51%      2.86%      3.03%      3.05%            3.54%*
Expenses paid indirectly.........................     --               --         --         --          0.06%           --
Management and Administration fees waived
   and expense reimbursed........................      0.37%*           0.29%      0.27%      0.51%      0.67%            0.95%*
                                                                              Year Ended August 31,
                                               Six Months Ended      -----------------------------------------      Period Ended
Class B                                        February 29, 2000       1999       1998       1997       1996      August 31, 1995**
-------                                        -----------------     --------   --------   --------   --------    -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $  1.00          $  1.00    $  1.00    $  1.00    $  1.00          $  1.00
                                                    --------         --------   --------   --------   --------         --------
Income from investment operations:
   Net investment income.........................      0.015            0.028      0.032      0.033      0.033            0.036
Less distributions:
   Dividends from net investment income..........   (  0.015)        (  0.028)  (  0.032)  (  0.033)  (  0.033)        (  0.036)
                                                     -------          -------    -------    -------    -------          -------
Net asset value, end of period...................   $  1.00          $  1.00    $  1.00    $  1.00    $  1.00          $  1.00
                                                    ========         ========   ========   ========   ========         ========
Total Return.....................................      3.06%*           2.80%      3.22%      3.34%      3.35%            3.84%*
Ratios/Supplemental Data
Net assets, end of period (000)..................   $ 27,358         $ 24,448   $ 25,050   $ 11,782   $  9,611         $ 10,174
Ratios to average net assets:
Expenses (Net of waivers and reimbursements).....      0.56%*           0.50%      0.46%      0.30%      0.31%            0.14%*
Net investment income............................      3.04%*           2.78%      3.16%      3.27%      3.34%            3.78%*
Expenses paid indirectly.........................     --               --         --         --          0.06%           --
Management and Administration fees waived
   and expense reimbursed........................      0.37%*           0.29%      0.27%      0.51%      0.67%            0.95%*

*  Annualized
** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL2/00S


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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                February 29, 2000
                                   (Unaudited)






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